CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES:
Net income	$ 285,334	$ 367,308	$ 433,645
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	348,933	292,077	261,144
Amortization of unfavorable lease terms	(11,680)	(12,718)	(19,922)
Other non-cash adjustments	(14,669)	(7,006)	54,396
Amortization of operating lease assets/ liabilities	(752)	(2,973)	8,918
Amortization and write-off of deferred finance costs	10,705	7,841	7,188
Gain on sale of vessels, net	(16,926)	(25,760)	(50,248)
Stock-based compensation	0	0	4
Changes in operating assets and liabilities:
(Increase)/ decrease in accounts receivable	(671)	8,838	32,793
Decrease in prepaid expenses and other current assets	3,744	8,992	7,609
Decrease in amounts due from related parties (including current and non-current portion)	36,620	3,627	1,156
Increase/ (decrease) in accounts payable	128	(7,728)	(1,629)
Increase in accrued expenses	4,808	1,199	7,559
Increase/ (decrease) in amounts due to related parties	23,484	(32,006)	(72,725)
Increase/ (decrease) in deferred revenue	5,296	929	(8,284)
Payments for dry dock and special survey costs	(169,365)	(119,142)	(101,287)
Net cash provided by operating activities	504,989	483,478	560,317
INVESTING ACTIVITIES:
Net cash proceeds from sale of vessels	191,124	190,293	259,004
Acquisition of/ additions to vessels	(223,950)	(747,023)	(182,898)
Deposits for acquisition/ option to acquire vessel	(317,028)	(260,108)	(282,121)
Other investments	1,806	34,712	(47,000)
Net cash used in investing activities	(348,048)	(782,126)	(253,015)
FINANCING ACTIVITIES:
Cash distributions paid	(5,955)	(6,132)	(6,160)
Proceeds from long-term debt, finance lease and financial liabilities	767,947	966,141	609,723
Proceeds from issuance of senior unsecured bonds	300,000	0	0
Repayment of long-term debt, finance lease and financial liabilities	(1,055,399)	(574,991)	(822,743)
Payments of deferred finance costs	(17,354)	(10,756)	(14,045)
Acquisition of treasury units	(43,000)	(25,000)	0
Net cash (used in)/ provided by financing activities	(53,761)	349,262	(233,225)
Increase in cash, cash equivalents and restricted cash	103,180	50,614	74,077
Cash, cash equivalents and restricted cash, beginning of period	299,789	249,175	175,098
Cash, cash equivalents and restricted cash, end of period	402,969	299,789	249,175
Supplemental disclosures of cash flow information
Cash interest paid	131,128	139,261	144,388
Non cash financing activities
Stock-based compensation	0	0	4
Financial and finance lease liabilities	32,274	27,463	202,373
Non cash investing activities
Net cash proceeds from sale of vessels	10,000	0	0
Deposits for acquisition/ option to acquire vessel	293,475	245,665	20,188
Acquisition of/ additions to vessels	$ (339,367)	$ (318,926)	$ (249,875)